Transactions with Related Parties (Details Narrative 2) - Granitis Glyfada Real Estate Ltd. ("Granitis") [Member]			12 Months Ended
	Jun. 02, 2016 EUR (€)	Oct. 01, 2012 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Rent expense | $			$ 28,995	$ 40,701	$ 49,001
Rental Agreement [Member] | Office Space, Athens [Member]
Related Party Transaction [Line Items]
Agreement term		5 years
Rental fee additional tax	3.60%
Rental Agreement [Member] | Office Space, Athens [Member] | Euro
Related Party Transaction [Line Items]
Initial monthly rental fee | €	€ 1,500	€ 3,000